Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                   Institutional

Treasury Money

Formerly Institutional Treasury Money Fund, a BT Mutual Fund


A Member of the
Deutsche Bank Group
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

Treasury Money Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .............................   3

              TREASURY MONEY INSTITUTIONAL
                 Statement of Assets and Liabilities .............   6
                 Statement of Operations .........................   7
                 Statements of Changes in Net Assets .............   8
                 Financial Highlights ............................   9
                 Notes to Financial Statements ...................  10

              TREASURY MONEY PORTFOLIO
                Schedule of Portfolio Investments ................  11
                Statement of Assets and Liabilities ..............  13
                Statement of Operations ..........................  14
                Statements of Changes in Net Assets ..............  15
                Financial Highlights .............................  16
                Notes to Financial Statements ....................  17


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2
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Treasury Money Institutional
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LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Treasury Money Institutional (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included is a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Treasury Money -- Institutional. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
Concerns over Y2K proved to be unfounded as the new century rolled in without a glitch. Thus, the major factors impacting the money markets over the first half of 2000 were the ongoing strength of the U.S. economy and the interest rate increases by the Federal Reserve Board in response to such strength. These factors combined to push yields on short-term money market securities significantly higher.

THE U.S. ECONOMY CONTINUED TO EXPAND OVER THE SEMI-ANNUAL PERIOD, CAUSING ALARM AMONG THE FINANCIAL MARKETS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o Existing home sales in the U.S. soared through the first half of 2000, as did durable goods orders and retail sales.
o At the same time, productivity improvements and competitive pressures held prices steady. Both the Consumer Price Index and Producer Price Index reflected these steady prices, providing a glimmer of hope to the financial markets that perhaps the Federal Reserve Board would remain on the sidelines.
o Nominal GDP, however, continued to surge, pushing the year-over-year growth rate to 7%. These numbers put the financial markets on notice that the Federal Reserve Board was probably not done raising interest rates.

IN FACT, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS 0.75% RATE INCREASE IN 1999 WITH THREE ADDITIONAL INTEREST RATE HIKES, TOTALING ANOTHER 1.00%, IN THE FIRST HALF OF 2000 -- ON FEBRUARY 2, MARCH 21, AND MAY 16.

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on net assets)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
U.S. Treasury Notes   17%
U.S. Treasury Bills    3%
Repurchase Agreements 80%

o The Federal Reserve Board continued to take a hard stance against inflation and argued that labor force growth and productivity could not indefinitely support the pace of the economy.
o The Federal Reserve Board raised interest rates by 0.25% in February and March, but stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy not slowing, prompting a 0.50% increase in May.
o Following its June meeting, the Federal Reserve Board explained that the slowing of domestic demand was the reason for its holding the federal funds rate steady that month, but it reiterated the point that core inflation was rising. Thus, the Federal Reseerve Board warned such a neutral stance, based on signs of the economy cooling, was "tentative and preliminary."
o On June 30, 2000, the targeted federal funds rate stood at 6.50%.

ALTHOUGH MONEY MARKET YIELDS IN GENERAL ROSE SUBSTANTIALLY, A STRONG TECHNICAL CONDITION KEPT TREASURY YIELDS FROM RISING IN TANDEM WITH THE OTHER MARKETS.
o There were three major reasons contributing to Treasuries being an expensive market during this period. These were:
  -- investors' decisions to remain on the sidelines to avoid volatile equity and bond markets while the Federal Reserve Board continued to raise interest rates
  -- the government's cutback in overall issuance of Treasuries, and

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                                        3
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Treasury Money Institutional
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LETTER TO SHAREHOLDERS

  -- the U.S.  Treasury's  buyback program,  whereby the U.S. Treasury would buy back its own 30-year issues with budget surplus monies.
o The combination of these factors led to greater demand and less supply.

INVESTMENT REVIEW
We were able to produce highly competitive yields in the Treasury Money Institutional for the period. Once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical factors. Thus, our strategy during the first half of the year was to maintain a somewhat shorter than average duration, taking advantage of the higher yields offered by repurchase agreements and cash management bills when opportunities presented themselves.

MANAGER OUTLOOK
Looking ahead to the second half of the year, we expect that the "soft landing" scenario -- slower economic growth without inflation -- should play out.
Economic indicators announced late in the semi-annual period were a little weaker than those reported in prior months, including a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. We feel that these weaker numbers will enable the Federal Reserve Board to stay on hold for a couple of months, although we are not convinced that the Federal Reserve Board has completed its cycle of interest rate increases.

The larger question for the Federal Reserve Board may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy. A moderation of energy prices would reduce these pressures.

In Treasury Money Institutional, we intend to continue to concentrate on repurchase agreements, since the yields have often been substantially higher than short-term Treasury securities. We will likely manage the Fund with a neutral position, while we continue to assess economic data for further signs of the direction of the economy.

                                    RATINGS 2
                                    S&P: AAA
                                  Moody's: AAA

                             STATUS AT JUNE 30, 2000
                            Average maturity: 39 days
                            Net assets: $1.1 billion

                                            CUMULATIVE                               AVERAGE ANNUAL
                                           TOTAL RETURNS                              TOTAL RETURNS                  ANNUALIZED

                                                                                                                 7 day       7 day
Periods ended              Past 6    Past 1   Past 3    Past 5      Since  Past 1   Past 3  Past 5      Since  current   effective
June 30, 2000              months      year    years     years  inception    year    years   years  inception    yield       yield

Treasury Money
  Institutional 1
  (inception 7/25/90)       2.84%     5.42%    16.59%    29.42%    61.27%    5.42%   5.25%   5.29%     4.93%     6.22%      6.41%
----------------------------------------------------------------------------------------------------------------------------------
iMoneyNet U.S. Treasury and
  Repo Institutional Money
  Funds Average 3           1.58%     2.97%     8.78%    15.51%    58.93%*   2.97%   2.84%   2.92%     4.78%*    5.91%      6.08%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. Yields quoted for money market funds most closely reflect the fund's current earnings."Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Performance figures assume the reinvestment of dividends. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 Ratings are subject to change and do not remove market risks.
3 The iMoneyNet,  Inc. Money Fund Report Averages, a service of iMoneyNet,  Inc.
  (formerly the IBC Financial Data, Inc.), are averages for categories of similar money market funds.
* Benchmark returns are for the period beginning July 31, 1990.

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                                        4
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Treasury Money Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Treasury Money Institutional, and we look forward to continuing to serve your investment needs for many years ahead.

                         /S/ SIGNATURE DARLENE M. RASEL
                                Darlene M. Rasel
                              Portfolio Manager of
                            TREASURY MONEY PORTFOLIO
                                  June 30, 2000

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                                        5

Treasury Money Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in Treasury Money Portfolio, at Value ...........   $1,141,675,034
   Prepaid Expenses ...........................................           46,732
                                                                  --------------
Total Assets ..................................................    1,141,721,766
                                                                  --------------
LIABILITIES
   Dividends Payable ..........................................        5,456,676
   Due to Bankers Trust .......................................           48,608
   Accrued Expenses ...........................................            9,859
                                                                  --------------
Total Liabilities .............................................        5,515,143
                                                                  --------------
NET ASSETS ....................................................   $1,136,206,623
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ............................................   $1,135,875,246
   Accumulated Net Realized Gain from Investment Transactions .          331,377
                                                                  --------------
NET ASSETS ....................................................   $1,136,206,623
                                                                  ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) .........................    1,135,867,169
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                     $         1.00
                                                                  ==============

See Notes to Financial Statements.
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                                        6

Treasury Money Institutional
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STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Income Allocated from Treasury Money Portfolio, net .......     $ 37,505,932
                                                                   ------------
EXPENSES
   Administration and Services Fees ..........................          331,194
   Registration Fees .........................................           19,515
   Printing and Shareholder Reports ..........................            6,510
   Professional Fees .........................................            6,918
   Trustees Fees .............................................            2,582
   Miscellaneous .............................................            1,781
                                                                   ------------
Total Expenses ...............................................          368,500
Less: Fee Waivers or Expense Reimbursements ..................          (37,306)
                                                                   ------------
Net Expenses .................................................          331,194
                                                                   ------------
NET INVESTMENT INCOME ........................................       37,174,738

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS .................           (8,930)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 37,165,808
                                                                   ============

See Notes to Financial Statements.
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                                        7

Treasury Money Institutional
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STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX         FOR THE
                                                           MONTHS ENDED        YEAR ENDED
                                                             JUNE 30,         DECEMBER 31,
                                                              2000 1              1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................   $    37,174,738    $    81,300,892
   Net Realized Loss from Investment Transactions ...            (8,930)           (16,436)
                                                        ---------------    ---------------
Net Increase in Net Assets from Operations ..........        37,165,808         81,284,456
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ............................       (37,174,738)       (81,300,892)
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares ....................     2,545,241,750      7,563,712,283
   Dividend Reinvestments ...........................        24,345,658         61,803,169
   Cost of Shares Redeemed ..........................    (3,401,169,196)    (7,386,535,957)
                                                        ---------------    ---------------
Net Increase (Decrease) from Capital Transactions
   in Shares of Beneficial Interest .................      (831,581,788)       238,979,495
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (831,590,718)       238,963,059
NET ASSETS
   Beginning of Period ..............................     1,967,797,341      1,728,834,282
                                                        ---------------    ---------------
   End of Period ....................................   $ 1,136,206,623    $ 1,967,797,341
                                                        ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
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                                        8
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Treasury Money Institutional
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FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for Treasury Money Institutional .

                                                FOR THE SIX
                                                MONTHS ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                               JUNE 30, 2000 1   1999       1998        1997        1996       1995
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $  1.00       $ 1.00     $ 1.00      $ 1.00      $ 1.00     $ 1.00
                                                  -------       ------     ------      ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ......................      0.03         0.05       0.05        0.05        0.05       0.06
   Net Realized Gain (Loss) from Investment
     Transactions .............................      0.00 2      (0.00)2     0.00 2      0.00 2      0.00 2     0.00 2
                                                  -------       ------     ------      ------      ------     ------
Total from Investment Operations ..............      0.03         0.05       0.05        0.05        0.05       0.06
                                                  -------       ------     ------      ------      ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ......................     (0.03)       (0.05)     (0.05)      (0.05)      (0.05)     (0.06)
                                                  -------       ------     ------      ------      ------     ------
   Net Asset Value, End of Period .............   $  1.00       $ 1.00     $ 1.00      $ 1.00      $ 1.00     $ 1.00
                                                  =======       ======     ======      ======      ======     ======
TOTAL INVESTMENT RETURN .......................      2.84%        4.84%      5.28%       5.42%       5.22%      5.71%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .......................... $1,136,207   $1,967,797 $1,728,834  $1,852,634  $1,424,305 $1,325,069
   Ratios to Average Net Assets:
     Net Investment Income ....................      5.69%3       4.72%      5.16%       5.26%       5.10%      5.53%
     Expenses After Waivers, Including
        Expenses of the Treasury Money
        Portfolio .............................      0.25%3       0.25%      0.25%       0.25%       0.25%      0.25%
     Expenses Before Waivers, Including
        Expenses of the Treasury Money
        Portfolio .............................      0.26%3       0.26%      0.26%       0.27%       0.26%      0.32%

--------------------------------------------------------------------------------
1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.

See Notes to Financial Statements.
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                                        9

Treasury Money Institutional
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Treasury Money Institutional (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio, which was approximately 73% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- FUND NAME CHANGE
On April 30, 2000, the Fund changed its name from BT Institutional Treasury Money Fund to Treasury Money Institutional.

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                                       10

Treasury Money Portfolio
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SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT                       SECURITY                               VALUE

             U.S. TREASURY BILL -- 2.5%
$ 40,000,000    5.65%, 9/28/00 ..................................  $ 39,453,833
                                                                   ------------
TOTAL U.S. TREASURY BILL
   (Amortized Cost $39,453,833) .................................    39,453,833
                                                                   ------------

             U.S. TREASURY NOTES -- 17.0%
  19,925,000    6.125%, 7/31/00 .................................    19,927,642
  62,000,000    4.00%, 10/31/00 .................................    61,559,249
  20,000,000    5.75%, 10/31/00 .................................    19,965,774
 115,000,000    4.625%, 11/30/00 ................................   114,265,801
  50,000,000    5.25%, 1/31/01 ..................................    49,646,881
                                                                   ------------
TOTAL U.S. TREASURY NOTE/BOND
   (Amortized Cost $265,365,347) ................................   265,365,347
                                                                   ------------

             REPURCHASE AGREEMENTS 2 -- 80.2%
  70,000,000 Banque Paribas,  6.32%, 7/5/00 (dated 6/20/00,
                collateralized by $479,647 U.S. Treasury
                Note, 6.25% due 8/31/02, market value
                $479,273 and $70,207,716 U.S. Treasury
                Bonds, 7.50% to 7.625% due from 11/15/18 to
                11/15/22, market value $71,030,142 and
                $61,644 Federal Mortgage Acceptance Corp.,
                6.791% due 1/1/28, market value $62,536) ........    70,000,000

  65,000,000 Canadian Imperial Bank of Commerce World Markets
                Corp., 6.55%, 7/3/20 (dated 6/30/00,
                collateralized by $1,575,031 U.S. Treasury
                Bill, 6.10% due 11/9/00, market value
                $1,575,031 and $21,444,120 U.S. Treasury
                Bonds, 6.125% to 10.75% due from 5/15/03 to
                11/15/27, market value $21,102,105 and
                $43,282,841 U.S. Treasury Notes, 4.25% to
                7.875% due from 2/15/01 to 8/15/05, market
                value $42,983,250) ..............................    65,000,000

  65,000,000 Chase Manhattan Bank, 6.50%, 7/5/00 (dated 6/30/00, collateralized by $66,300,229 U.S. Treasury
                Bonds, 5.50% to 8.125% due from 8/15/21 to
                8/15/28, market value $65,202,888) ..............    65,000,000

 200,000,000 Credit Suisse First Boston Corp., 6.39%, 8/7/00
                (dated 6/7/00, collateralized by
                $206,123,889 U.S. Treasury Strips 1, 6.25% to
                8.75% due from 8/15/00 to 8/15/26, market
                value $206,123,889) .............................   200,000,000

 147,347,857 Goldman Sachs and Co., Inc., 6.50%, 7/3/00
                (dated 6/30/00, collateralized by
                $147,348,235 U.S. Treasury Notes, 6.125% to
                6.625% due from 6/30/01 to 8/15/07, market
                value $148,389,847) .............................   147,347,857

  65,000,000 Greenwich Capital, Inc., 6.60%, 7/3/00
                (dated 6/30/00, collateralized by $2,484,516
                Resolution Funding Bond, 8.125% to 8.875%
                due from 10/15/19 to 4/15/30, market value
                $2,440,444 and $55,968,288 Resolution
                Funding Strips, 6.561% to 6.75% due from
                7/15/03 to 1/15/21, market value $55,968,288
                and $957,202 Resolution Funding Principle,
                8.625% to 8.875% due from 1/15/21 to
                4/15/30, market value $957,202 and
                $6,891,559 U.S. Strip, 3.625% due 7/15/02,
                market value $6,778,166) ........................    65,000,000

 65,000,000  J.P. Morgan, Inc., 6.40%, 7/3/00 (dated 6/29/00, collateralized by $65,000,534 U.S. Treasury
                Bond, 10.75% due 5/15/03, market value
                $65,508,458) ....................................    65,000,000

 50,000,000  Merrill Lynch & Co., 6.45%, 7/3/00 (dated 6/30/00, collateralized by $51,000,905 U.S. Treasury
                Strips1, 5.25% to 9.87% due from 11/15/05 to
                2/15/29, market value $51,000,905) ..............    50,000,000

 70,000,000  Merrill Lynch & Co., 6.45%, 7/5/00 (dated 6/26/00, collateralized by $71,401,740 U.S. Treasury
                Strips 1, 5.25% to 10.625% due from 2/15/08
                to 2/15/29, market value $71,401,740) ...........    70,000,000

 67,000,000  Morgan Stanley Dean Witter &Co., 6.30%, 8/7/00
                (dated 6/30/00, collateralized by
                $67,327,399 U.S. Treasury Note, 7.875% due
                8/15/01, market value $66,738,792) ..............    67,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT                       SECURITY                               VALUE

$ 70,000,000 Salomon Smith Barney, 6.32%, 7/5/00
                (dated 6/20/00, collateralized by
                $70,014,618 U.S. Treasury Note, 5.875% due
                11/15/04, market value $70,000,160) .............  $ 70,000,000

  70,000,000 UBS Warburg Llc, 6.45%, 9/12/00 (dated 6/29/00, collateralized by $71,401,862 U.S. Treasury
                Strip 1, 6.283% due 2/15/12, market value
                $71,401,862) ....................................    70,000,000

 250,000,000 Westdeutsche Landesbank, 6.55%, 7/03/00 (dated 6/30/00, collateralized by $143,682 U.S. Treasury
                Note, 6.375% due 1/31/02, market value
                $142,774 and $249,856,842 U.S. Treasury
                Bonds, 7.50% to 14.25% due from 2/15/02 to
                11/15/18, market value $248,751,174) ............   250,000,000
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
    (Amortized Cost $1,254,347,857) ............................. 1,254,347,857
                                                                 --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,559,167,037) .....................   99.7%  1,559,167,037

OTHER ASSETS IN EXCESS OF LIABILITIES ..................    0.3       5,153,358
                                                          -----  --------------
NET ASSETS .............................................  100.0% $1,564,320,395
                                                          =====  ==============

--------------------------------------------------------------------------------
1 Reflects rate as of June 30, 2000 .
2 Market value  disclosed for collateral on repurchase  agreements is as of June
  30, 2000. The term repurchase agreements are subject to a seven day demand feature.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment at Value (Amortized Cost $1,559,167,037) ......     $1,559,167,037
   Cash .....................................................            938,818
   Interest Receivable ......................................          4,501,045
                                                                  --------------
Total Assets ................................................      1,564,606,900
                                                                  --------------
LIABILITIES
   Due to Bankers Trust .....................................            279,631
   Accrued Expenses and Other ...............................              6,874
                                                                  --------------
Total Liabilities ...........................................            286,505
                                                                  --------------
NET ASSETS ..................................................     $1,564,320,395
                                                                  --------------
                                                                  --------------
COMPOSITION OF NET ASSETS
   Paid-in Capital ..........................................     $1,564,320,395
                                                                  --------------
NET ASSETS ..................................................     $1,564,320,395
                                                                  ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Interest ................................................       $ 51,261,007
                                                                   ------------
EXPENSES
   Advisory Fee ............................................          1,314,807
   Administration and Services Fees ........................            438,269
   Professional Fees .......................................             27,670
   Trustees Fees ...........................................              1,581
   Miscellaneous ...........................................              1,571
                                                                   ------------
Total Expenses .............................................          1,783,898
Less: Fee Waivers or Expense Reimbursements ................            (29,482)
                                                                   ------------
Net Expenses ...............................................          1,754,416
                                                                   ------------
NET INVESTMENT INCOME ......................................         49,506,591
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS .............            (11,610)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................       $ 49,494,981
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE SIX           FOR THE
                                                        MONTHS ENDED          YEAR ENDED
                                                          JUNE 30,           DECEMBER 31,
                                                           2000 1                1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................   $    49,506,591    $   102,397,213
   Net Realized Loss from Investment Transactions ...           (11,610)           (23,699)
                                                        ---------------    ---------------
Net Increase in Net Assets from Operations ..........        49,494,981        102,373,514
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Capital Invested ...................     3,317,173,282      9,551,486,107
   Value of Capital Withdrawn .......................    (4,331,652,283)    (9,163,201,635)
                                                        ---------------    ---------------
Net Increase (Decrease) from Capital Transactions ...    (1,014,479,001)       388,284,472
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (964,984,020)       490,657,986
NET ASSETS
   Beginning of Period ..............................     2,529,304,415      2,038,646,429
                                                        ---------------    ---------------
   End of Period ....................................   $ 1,564,320,395    $ 2,529,304,415
                                                        ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each of the periods indicated for the Treasury Money Portfolio.

                                      FOR THE SIX
                                      MONTHS ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                     JUNE 30, 2000 1     1999        1998         1997        1996        1995
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .................. $1,564,320     $2,529,304  $2,038,646    $2,119,300  $1,979,713  $1,941,082
   Ratios to Average Net Assets:
     Net Investment Income ...........       5.72%2         4.76%       5.23%         5.29%       5.14%       5.58%
     Expenses After Waivers ..........       0.20%2         0.20%       0.20%         0.20%       0.20%       0.20%
     Expenses Before Waivers .........       0.20%2         0.20%       0.20%         0.20%       0.20%       0.21%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .20% of the average daily net assets of the Portfolio.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management,Inc. and Deutsche Asset Management Investment Services Limited.


Treasury Money Institutional                                    CUSIP #055924203
                                                                1680SA (06/00)

Distributed by:
ICC Distributors, Inc.